Commitments and Contingencies - Additional Information (Detail) T in Thousands, $ in Thousands, ₩ in Millions		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 KRW (₩) Cash_Generating_Units T	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings		₩ 20,497,607		₩ 20,441,613
Posco [member]
Disclosure of contingent liabilities [line items]
Remaining iron ore to be purchased | T		57,000
Remaining coal to be purchased | T		10,000
Liquefied natural gas to be purchased | T		550
Liquefied natural gas terms		20 years
Number of vessels for transportation of raw materials | Cash_Generating_Units		38
Average remaining contract period		9 years
Posco [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			$ 1,020
Posco [member] | Top of range [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms		3 years
Borrowings | $			4,120
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Nickel contracts terms		1 year
Outstanding borrowings		₩ 165
Litigation Mediation Price | $			2,000,000
Damage of principal and interest amount		2,396,320
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Korea Housing and Urban Corporation [Member]
Disclosure of contingent liabilities [line items]
Damage of principal and interest amount		1,249,107
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 2,495,000
Busan E&E Co. [member]
Disclosure of contingent liabilities [line items]
Supplementary fund		9,800
Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 830,000
POSCO ICT [member]
Disclosure of contingent liabilities [line items]
Outstanding borrowings		298,400
Maximum outstanding borrowings of liability compliance agreement		352,900
POSCO ICT [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		8,324
POSCO ICT [member] | Engineering Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		305
POSCO ICT [member] | Software Credit Union [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		₩ 134,170
POSCO INTERNATIONAL CORPORATION [Member] | Korea Ambatovy Consortium [member]
Disclosure of contingent liabilities [line items]
Percentage of rights and obligations	15.50%
POSCO INTERNATIONAL CORPORATION [Member] | Ship Purchase Agreements [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount | $			$ 208,000